Employee Benefits - Weighted Average Assumptions Used to Determine Net Periodic Benefit Cost (Parenthetical) (Detail) - Net Periodic Benefit Cost Assumptions [Member]	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Prior to Age 65 [Member]
Defined Benefit Plan Disclosure [Line Items]
Assumed rate decrease	5.00%
Health care cost trend rate to decrease Period	2019
After Age 65 [Member]
Defined Benefit Plan Disclosure [Line Items]
Assumed rate decrease	5.00%
Health care cost trend rate to decrease Period	2019
Postretirement Welfare Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Assumed plan duration	6 years 3 months 18 days	6 years 9 months 18 days
Qualified Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Assumed plan duration	15 years	15 years 10 months 24 days
Non Qualified Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Assumed plan duration	11 years 10 months 24 days	12 years 4 months 24 days